Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Aug. 16, 2024
Related Party Transactions [Line Items]
General and administrative payroll	$ 567,937	$ 433,394	$ 1,135,874	$ 855,676	$ 1,846,202	$ 1,727,595
Research and development payroll	480,000	483,063	960,000	966,126	1,963,630	1,496,401
Office space	$ 30,368	$ 27,939	58,307	$ 60,735	121,570	121,470
Capital contribution					33,180,961
Cash contributed amount					3,827,944
Principal amount					3,800,111
Repayment of note			$ 10,000,000		10,000,000
Unsecured Promissory Note [Member]
Related Party Transactions [Line Items]
Principal amount							$ 3,800,111
Citius Pharma [Member]
Related Party Transactions [Line Items]
Amounts due to related party					$ 14,270,648	$ 14,805,474